Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	January 2023
Payment Date	2/15/2023
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	5.03871%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,502,483.17

Principal:
Principal Collections	$30,837,506.47
Prepayments in Full	$13,980,625.69
Liquidation Proceeds	$19,317.49
Recoveries	$0.00
Sub Total	$44,837,449.65
Collections	$49,339,932.82

Purchase Amounts:
Purchase Amounts Related to Principal	$143,561.73
Purchase Amounts Related to Interest	$532.64
Sub Total	$144,094.37

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$49,484,027.19

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	January 2023
Payment Date	2/15/2023
Transaction Month	3
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$49,484,027.19
Servicing Fee	$1,145,403.50	$1,145,403.50	$0.00	$0.00	$48,338,623.69
Interest - Class A-1 Notes	$594,524.42	$594,524.42	$0.00	$0.00	$47,744,099.27
Interest - Class A-2a Notes	$1,344,021.50	$1,344,021.50	$0.00	$0.00	$46,400,077.77
Interest - Class A-2b Notes	$649,433.73	$649,433.73	$0.00	$0.00	$45,750,644.04
Interest - Class A-3 Notes	$2,021,659.83	$2,021,659.83	$0.00	$0.00	$43,728,984.21
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$43,397,734.21
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,397,734.21
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$43,200,992.21
Second Priority Principal Payment	$5,498,057.48	$5,498,057.48	$0.00	$0.00	$37,702,934.73
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$37,561,353.06
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,561,353.06
Regular Principal Payment	$155,152,858.75	$37,561,353.06	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$49,484,027.19

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$5,498,057.48
Regular Principal Payment					$37,561,353.06
Total					$43,059,410.54

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$43,059,410.54	$169.31	$594,524.42	$2.34	$43,653,934.96	$171.65
Class A-2a Notes	$0.00	$0.00	$1,344,021.50	$4.48	$1,344,021.50	$4.48
Class A-2b Notes	$0.00	$0.00	$649,433.73	$4.06	$649,433.73	$4.06
Class A-3 Notes	$0.00	$0.00	$2,021,659.83	$4.39	$2,021,659.83	$4.39
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$43,059,410.54	$32.73	$5,279,213.15	$4.01	$48,338,623.69	$36.74

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	January 2023
Payment Date	2/15/2023
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$160,650,916.23	0.6316881	$117,591,505.69	0.4623762
Class A-2a Notes	$300,340,000.00	1.0000000	$300,340,000.00	1.0000000
Class A-2b Notes	$160,000,000.00	1.0000000	$160,000,000.00	1.0000000
Class A-3 Notes	$460,340,000.00	1.0000000	$460,340,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$1,222,110,916.23	0.9288110	$1,179,051,505.69	0.8960856

Pool Information
Weighted Average APR	3.788%	3.797%
Weighted Average Remaining Term	53.03	52.25
Number of Receivables Outstanding	43,725	42,833
Pool Balance	$1,374,484,202.22	$1,329,446,773.84
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,230,006,154.79	$1,190,312,858.75
Pool Factor	0.9342092	0.9035982

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$139,133,915.09
Targeted Overcollateralization Amount	$181,444,033.57
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$150,395,268.15

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	January 2023
Payment Date	2/15/2023
Transaction Month	3
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		57	$56,417.00
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$56,417.00
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0493%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			0.0002%
Prior Collection Period			0.0075%
Current Collection Period			0.0501%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		167	$65,503.94
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$65,503.94
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0045%

Average Realized Loss for Receivables that have experienced a Realized Loss			$392.24
Average Net Loss for Receivables that have experienced a Realized Loss			$392.24

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.55%	192	$7,293,960.71
61-90 Days Delinquent	0.07%	24	$919,875.93
91-120 Days Delinquent	0.00%	1	$26,911.52
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.62%	217	$8,240,748.16

Repossession Inventory:
Repossessed in the Current Collection Period		8	$340,488.82
Total Repossessed Inventory		10	$432,779.80

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0045%
Prior Collection Period			0.0366%
Current Collection Period			0.0584%
Three Month Average			0.0331%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0712%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	January 2023
Payment Date	2/15/2023
Transaction Month	3

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	107	$4,390,135.47
2 Months Extended	139	$5,113,579.96
3+ Months Extended	11	$481,232.11

Total Receivables Extended	257	$9,984,947.54
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer